Goodwill and Intangible Assets - Acquisition Through Business Combination: (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Acquisition through business combination
Goodwill at beginning of period	$ 12,456	$ 3,895
Goodwill at end of period	28,208	12,456
Sleepwell, LLC
Acquisition through business combination
Goodwill, acquisitions through business combinations		4,641
Mayhugh Drugs, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations		1,587
Med Supply Center, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations		766
Semo Drug-Care Plus of Mo. Inc
Acquisition through business combination
Goodwill, acquisitions through business combinations		482
Oxygen Plus
Acquisition through business combination
Goodwill, acquisitions through business combinations		327
Medical West Healthcare.
Acquisition through business combination
Goodwill, acquisitions through business combinations	37	$ 758
Heckman Healthcare Services & Supplies, Inc.
Acquisition through business combination
Goodwill, acquisitions through business combinations	965
Southeastern Bio
Acquisition through business combination
Goodwill, acquisitions through business combinations	225
At Home
Acquisition through business combination
Goodwill, acquisitions through business combinations	7,868
Thrift
Acquisition through business combination
Goodwill, acquisitions through business combinations	802
Good Night Medical
Acquisition through business combination
Goodwill, acquisitions through business combinations	3,277
Access
Acquisition through business combination
Goodwill, acquisitions through business combinations	1,223
NorCal
Acquisition through business combination
Goodwill, acquisitions through business combinations	948
Hometown
Acquisition through business combination
Goodwill, acquisitions through business combinations	$ 407